Kinetics Small Cap Opportunities Portfolio
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 92.4%	Shares	Value
Accommodation - 2.6%
Civeo Corp.	554,000	$14,658,840

Administrative and Support Services - 0.0% (a)
RB Global, Inc.	400	38,340

Aerospace and Defense - 0.3%
Booz Allen Hamilton Holding Corp.	3,400	265,302
Science Applications International Corp.	18,000	1,708,560
		1,973,862

Beverage and Tobacco Product Manufacturing - 0.0% (a)
Crimson Wine Group Ltd. (b)	48,200	212,562

Business Support Services - 0.1%
Circle Internet Group, Inc. (b)	800	76,328
Fermi, Inc. (b)(c)	90,000	525,600
		601,928

Chemical Manufacturing - 0.9%
Interparfums, Inc.	53,200	4,832,688
Oil-Dri Corp. of America	400	26,036
		4,858,724

Computer Systems Design and Related Services - 5.6%
CACI International, Inc. - Class A (b)	50,000	27,193,500
Miami International Holdings, Inc. (b)	109,200	4,250,064
		31,443,564

Data Center Infrastructure - 1.1%
Bolt Data & Energy Inc. (b)(d)	1,200,000	6,000,000

Diversified Real Estate Activities - 0.3%
PrairieSky Royalty Ltd.	72,000	1,666,595

Electric Power Generation, Transmission and Distribution - 5.3%
Hawaiian Electric Industries, Inc. (b)	2,012,000	29,858,080

Entertainment - 0.0% (a)
IG Port, Inc.	34,200	266,135

Financial Services - 0.1%
Euronext NV (d)	2,000	320,172

Food Services and Drinking Places - 0.1%
Wendy's Co. (c)	120,000	834,000

Funds, Trusts, and Other Financial Vehicles - 0.3%
Mesabi Trust (c)	50,200	1,581,300

Global Exchanges - 0.0% (a)
NZX Ltd.	1,000	753

Hospitality and Tourism - 1.4%
Carnival Corp.	296,000	7,660,480
Royal Caribbean Cruises Ltd.	200	55,036
		7,715,516

Industrial Services - 0.1%
BRAEMAR PLC	188,600	561,666

Insurance Carriers - 0.0% (a)
Fairfax Financial Holdings Limited	4	6,808

Legal Services - 0.0% (a)
CRA International, Inc.	1,024	165,765

Machinery Manufacturing - 0.0% (a)
Oshkosh Corp.	400	58,884

Management of Companies and Enterprises - 2.7%
Associated Capital Group, Inc. - Class A	190,500	7,486,650
Centuri Holdings, Inc. (b)	400	11,684
Dundee Corp. - Class A (b)	80,000	226,400
Fairfax India Holdings Corp. (b)(e)	72,000	1,155,600
White Mountains Insurance Group Ltd.	2,940	6,459,063
		15,339,397

Media - 0.0% (a)
Nippon Television Holdings, Inc.	400	7,957
Toei Animation Co. Ltd.	14,200	232,186
		240,143

Mining (except Oil and Gas) - 0.0% (a)
Triple Flag Precious Metals Corp.	720	24,991

Motor Vehicle and Parts Dealers - 0.0% (a)
AutoNation, Inc. (b)	520	101,535
Penske Automotive Group, Inc.	500	74,760
		176,295

Nondepository Credit Intermediation - 0.0% (a)
Burford Capital Ltd.	100	452

Nonmetallic Mineral Product Manufacturing - 0.0% (a)
Eagle Materials, Inc.	880	166,716

Offices of Real Estate Agents and Brokers - 4.9%
Aztec Land and Cattle Co. Ltd.	148	292,300
Landbridge Co. LLC - Class A	395,044	27,277,788
		27,570,088

Oil and Gas Extraction - 57.2% (f)
Permian Basin Royalty Trust	99,600	2,143,392
Texas Pacific Land Corp. (g)	672,696	319,234,614
Western Midstream Partners LP	54,375	2,238,619
		323,616,625

Other Crop Farming - 0.0% (a)
J G Boswell Co.	152	83,600

Other Financial Investment Activities - 0.8%
99GRAYSC (b)(d)	400,000	4,000,000
GAMCO Investors, Inc. - Class A	12,000	288,000
Seaport Entertainment Group, Inc. (b)	2,166	46,526
		4,334,526

Other Investment Pools and Funds - 1.3%
Urbana Corp.	35,200	243,169
Urbana Corp. - Class A	1,111,400	6,910,797
		7,153,966

Other Pipeline Transportation - 0.1%
Rubis SCA	12,000	477,969

Performing Arts, Spectator Sports, and Related Industries - 0.6%
Live Nation Entertainment, Inc. (b)	20,000	3,050,200
Madison Square Garden Entertainment Corp. (b)	772	45,478
Sphere Entertainment Co. (b)	772	90,633
		3,186,311

Pharmaceutical and Medicine Manufacturing - 0.5%
Canton Strategic Holdings, Inc. (b)	200	654
Galaxy Digital, Inc. - Class A (b)	160,000	2,952,000
		2,952,654

Promoters of Performing Arts, Sports, and Similar Events - 0.0% (a)
Madison Square Garden Sports Corp. (b)	240	77,136

Real Estate - 1.9%
DREAM Unlimited Corp. (b)	660,000	8,696,571
Howard Hughes Holdings, Inc. (b)	10,000	632,600
Tejon Ranch Co. (b)	72,000	1,356,480
		10,685,651

Securities and Commodities Exchanges - 0.1%
TXSE Group, Inc. (b)(d)	17,390	399,970

Securities and Commodity Contracts Intermediation and Brokerage - 0.0% (a)
Affiliated Managers Group, Inc.	234	64,748

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.0% (a)
OTC Markets Group, Inc. - Class A	800	42,824

Support Activities for Mining - 0.0% (a)
Liberty Energy, Inc.	400	11,520
Pason Systems, Inc.	8,000	76,141
		87,661

Technology Services and Software - 0.6%
SB Technology, Inc. (b)(d)	209,181	3,600,005

Telecommunications - 0.0% (a)
LICT Corp. (b)	16	192,000

Water, Sewage and Other Systems - 3.5%
Pure Cycle Corp. (b)	26,000	261,560
WaterBridge Infrastructure LLC - Class A	732,765	19,630,774
		19,892,334
TOTAL COMMON STOCKS (Cost $146,824,410)		523,189,556

UNIT INVESTMENT TRUSTS - 3.1%	Shares	Value
Grayscale Bitcoin Mini Trust ETF (b)	60,000	1,799,400
Grayscale Bitcoin Trust ETF (b)	300,000	15,828,000
Grayscale Ethereum Classic Trust (b)	60	264
Grayscale Litecoin Trust (b)	12	49
TOTAL UNIT INVESTMENT TRUSTS (Cost $3,169,081)		17,627,713

WARRANTS - 0.6%	Contracts	Value
Other Investment Pools and Funds - 0.6%
Partners Value Investments LP, Expires 06/30/2026, Exercise Price $2.93 (b)	160,000	3,076,702
TOTAL WARRANTS (Cost $433,365)		3,076,702

PREFERRED STOCKS - 0.0% (a)	Shares	Value
Technology - 0.0% (a)
Ripple Labs, Inc. - Preferred A shares, 0.00% (b)(d)	1,250	152,187
TOTAL PREFERRED STOCKS (Cost $200,000)		152,187

TOTAL INVESTMENTS - 96.1% (Cost $150,626,856)		544,046,158
Money Market Deposit Account - 4.1% (h)(i)		23,342,433
Liabilities in Excess of Other Assets - (0.2)%		(1,365,839)
TOTAL NET ASSETS - 100.0%		$566,022,752

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $715,684.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $14,472,334 or 2.6% of net assets as of March 31, 2026.

(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $1,155,600 or 0.2% of the Fund’s net assets.

(f)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(g)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.49%.

(i)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of March 31, 2026 is $735,624 which represented 0.1% of net assets.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Kinetics Small Cap Opportunities Portfolio (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$501,382,759	$7,486,650	$14,320,147	$523,189,556
Unit Investment Trusts	17,627,713	–	–	17,627,713
Warrants	3,076,702	–	–	3,076,702
Preferred Stocks	–	–	152,187	152,187
Total Investments	$522,087,174	$7,486,650	$14,472,334	$544,046,158

Refer to the Schedule of Investments for further disaggregation of investment categories.